Stock-Based Compensation - Narrative (Details) - USD ($) $ in Thousands		1 Months Ended		2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended
	Feb. 14, 2024	Mar. 31, 2024	Nov. 30, 2020	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grants in period per company executive officer (in shares)	650,000
Lock-up provision period						3 years
Available for grant (in shares)					10,900,000	10,900,000	10,900,000	0
Issuance of merger consideration shares (in shares)						3,000,000
Issuance of merger consideration shares				$ 36,300		$ 36,300
Transfer of stock shares transferred (in shares)			434,375
Stock-based compensation expense					$ 22,905	69,285
General and administrative expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	$ 3,700				$ 20,972	$ 67,352
Sable-EM Purchase Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	3 years	3 years
Lock-up provision period	3 years
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		12 months
Authorized shares (in shares)		158,334		158,334
Granted (in shares)		1,920,832			1,920,832	4,679,166
Stock-based compensation expense					$ 25,100	$ 25,100	$ 25,100
Weighted average remaining life							3 months